Lease	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
LEASE
31.	LEASE

The Company primarily has operating leases for administrative office or employees’ dormitories, through third-parties. A summary of supplemental balance sheet information related to operating leases as of December 31, 2025 and 2024 was as follows:

	As of December 31, 2025	As of December 31, 2024
Lease right-of-use assets, net	$4,364	$11,868

Lease liabilities, current	4,454	7,477
Lease liabilities, non-current	-	4,463

Total lease liabilities	$4,454	$11,940

Weighted average remaining lease term	7 months	19 months

Weighted average discount rate*	2.9%	2.9%

*	The discount rate is based on its incremental internal bank loan borrowing rate.

A summary of lease expenses recognized in the consolidated statement of income and comprehensive income(loss) for the year ended December 31, 2025 and 2024 and supplemental cash flow information related to operating leases were as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024
Operating lease expenses – short-term lease	$46,238	$13,899
Interest for lease liability	246	166
Right-of-use assets amortization	7,469	3,109

Minimum future lease payments under non-cancellable operating leases described above as of December 31, 2025 were as follows:

As of December 31, 2025
By December 31, 2026	$4,497
By December 31, 2027	$-
Total future lease payments	4,497

Less: present value discount	(43)
Total operating lease liabilities	$4,454